INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The Company reviews the estimated useful lives of intangible assets at the end of each reporting period. The Company determined that the useful lives of the assets included as intangible assets are in accordance with their expected lives.

If any impairment indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs of disposal and value in use. The discount rate used is the appropriate weighted average cost of capital.

During the year, the Company considered the recoverability of its internally generated intangible asset which are included in the consolidated financial statements as of December 31, 2024 and 2023 with a carrying amount of 99,030 and 74,653, respectively.

As of December 31, 2024, the Company recognized an impairment for a total amount of 1,751. In 2023 and 2022 no impairment was recognized.

Intangible assets as of December 31, 2024 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Trademarks	Cryptocurrencies	Total
Useful life (years)	3 - 5	1 -9	4 - 8	3	1 - 9	—
Cost
Values at beginning of year	222,289	210,080	33,097	3,801	6,481	1,908	477,656
Additions related to business combinations (note 26.2)	1,885	11,289	—	254	—	—	13,428
Additions from separate acquisitions	19,288	—	—	—	—	—	19,288
Additions from internal development	72,355	—	—	—	—	—	72,355
Derecognition	(11,454)	—	—	—	—	(1,807)	(13,261)
Translation	(2,694)	(9,239)	(1,273)	(58)	—	—	(13,264)
Values at end of year	301,669	212,130	31,824	3,997	6,481	101	556,202

Amortization and impairment
Accumulated at beginning of year	123,573	58,972	7,332	1,843	—	275	191,995
Additions	54,199	26,999	6,360	530	611	—	88,699
Impairment (Reversal) loss recognized in profit or loss	1,751	—	—	—	—	(174)	1,577
Derecognition	(10,951)	—	—	—	—	—	(10,951)
Translation	(708)	(2,709)	(359)	(56)	—	—	(3,832)
Accumulated at end of year	167,864	83,262	13,333	2,317	611	101	267,488
Carrying amount	133,805	128,868	18,491	1,680	5,870	—	288,714

Intangible assets as of December 31, 2023 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Trademarks	Cryptocurrencies (*)	Total
Useful life (years)	3 - 5	1 - 9	4 - 8	3	1 - 9	—
Cost
Values at beginning of year	145,301	127,583	33,370	2,414	—	2,047	310,715
Additions related to business combinations (note 26.2)	38	79,051	—	1,351	6,481	—	86,921
Additions from separate acquisitions	14,639	—	—	—	—	149	14,788
Additions from internal development	65,050	—	—	—	—	—	65,050
Derecognition	(3,255)	—	—	—	—	(288)	(3,543)
Translation	516	3,446	(273)	36	—	—	3,725
Values at end of year	222,289	210,080	33,097	3,801	6,481	1,908	477,656

Amortization and impairment
Accumulated at beginning of year	85,278	39,992	419	1,357	—	1,097	128,143
Additions	41,218	18,360	7,044	497	—	—	67,119
(Reversal) Impairment loss recognized in profit or loss	—	—	—	—	—	(822)	(822)
Disposals	(2,983)	—	—	—	—	—	(2,983)
Translation	60	620	(131)	(11)	—	—	538
Accumulated at end of year	123,573	58,972	7,332	1,843	—	275	191,995
Carrying amount	98,716	151,108	25,765	1,958	6,481	1,633	285,661
(*) As of December 31, 2023, the Company´s crypto assets are comprised by Bitcoin, Ethereum and Stable Coin.